Balance Sheet - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 2,550	R$ 3,532
Trade receivables	265	182
Inventories	4,380	3,739
Recoverable taxes	876	768
Derivative financial instruments	4	57
Dividends receivable	16
Other accounts receivable	59	34
Other current assets	72	37
Current assets other than non-current assets or disposal groups classified as held for sale	8,222	8,349
Assets held for sale	550
Total current assets	8,772	8,349
Non-current assets
Recoverable taxes	770	866
Deferred income tax and social contribution	45
Derivative financial instruments	28	11
Related parties	114	178
Restricted deposits for legal proceedings	119	134
Other non-current assets	10	1
Investments	789	769
Property, plant and equipment	10,320	7,476
Intangible assets	1,887	1,037
Total non-current assets	14,082	10,472
Total assets	22,854	18,821
Current liabilities
Trade payables, net	5,942	5,058
Borrowings and financing	433	280
Debentures and promissory notes	180	1,840
Payroll and related taxes	425	371
Lease liabilities	244	172
Related parties	368	41
Taxes payable	158	104
Income tax and social contribution payable		424
Deferred revenues	356	227
Dividends payable	168	85
Other current liabilities	370	184
Total current liabilities	8,644	8,786
Non-current liabilities
Borrowings and financing	1,154	952
Debentures and promissory notes	6,266	4,759
Deferred income tax and social contribution		82
Provision for legal proceedings	205	282
Lease liabilities	3,807	2,604
Deferred revenues		1
Other non-current liabilities	12	8
Total non-current liabilities	11,444	8,688
Shareholders´ equity
Capital stock	788	761
Capital reserve	18	4
Profit reserve	1,961	582
Other comprehensive income	(1)
Total shareholders’ equity	2,766	1,347
Total liabilities and shareholders´ equity	R$ 22,854	R$ 18,821